Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Revenue Recognition - Estimated Amortization Expense) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Acquired Above Market Leases [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	$ (9,718)
Future Amortization Expense, Year Two	(4,652)
Future Amortization Expense, Year Three	(4,078)
Future Amortization Expense, Year Four	(1,640)
Future Amortization Expense, Year Five	(985)
Future Amortization Expense, after Year Five	(5,245)
Future Amortization Expense	(26,318)
Acquired Below Market Leases [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	1,351
Future Amortization Expense, Year Two	1,088
Future Amortization Expense, Year Three	819
Future Amortization Expense, Year Four	634
Future Amortization Expense, Year Five	507
Future Amortization Expense, after Year Five	2,110
Future Amortization Expense	6,509
Lease Incentives [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Future Amortization Expense, Year One	(2,873)
Future Amortization Expense, Year Two	(2,671)
Future Amortization Expense, Year Three	(2,671)
Future Amortization Expense, Year Four	(2,671)
Future Amortization Expense, Year Five	(2,450)
Future Amortization Expense, after Year Five	(9,615)
Future Amortization Expense	$ (22,951)